UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2013


[LOGO OF USAA]
    USAA(R)

                                         [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

 =======================================================

         SEMIANNUAL REPORT
         USAA NASDAQ-100 INDEX FUND
         JUNE 30, 2013

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

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PRESIDENT'S MESSAGE

"...[W]E BELIEVE THE MARKETS WILL FIND
A WAY TO MANAGE WITHOUT THE FED'S                  [PHOTO OF DANIEL S. McNAMARA]
QUANTITATIVE EASING PROGRAMS, AS THEY
HAVE FOR MOST OF THE LAST 100 YEARS."

--------------------------------------------------------------------------------

JULY 2013

The power of market psychology was on display during the reporting period as investors interpreted and then reinterpreted previously misinterpreted comments by Federal Reserve (the Fed) Chairman Ben Bernanke. At first, stocks and bonds sold off on the realization that the Fed had an optimistic view of future U.S. economic growth and expected it to accelerate during the second half of 2013. In other words, good news was bad news. Meanwhile, inflation pressures, which are very modest at the time of this writing, were expected to increase, setting the stage for the Fed to reduce -- or "taper" -- its quantitative easing measures. From this point of view, higher inflation, usually bad news for central bankers, was considered good news. (The term "quantitative easing" is generally used to reference programs in which the Fed uses newly created money to purchase financial assets.)

The markets generally reacted as though tapering was imminent. Bond yields rose (and prices, which move in the opposite direction, dropped) in anticipation of reduced Fed buying. The increase in yields sparked a sell-off across the global financial markets, including stocks, corporate bonds, emerging markets assets and precious metals. With more sellers than buyers, liquidity grew tight and smaller markets, such as emerging markets equities and emerging markets debt, suffered steeper declines than larger markets, such as U.S. equities.

The sell-off was remarkable because the Fed has always said it would not start unwinding its stimulus programs until it became clear that economic growth was self-sustaining. In addition, Bernanke said that the Fed could increase quantitative easing if the economy stalled or grew more slowly. Indeed, first-quarter gross domestic product growth was revised downward during the last week of the reporting period from 2.4% to 1.8%, suggesting that the Fed might not be tapering any time soon.

Although interest rates did increase during the reporting period, they remain exceptionally low by historical measures. In the years since the

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

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financial crisis, the 10-year U.S. Treasury yield has been near 2.5% more than once. At those times, if I recall, many observers considered that a low yield. When it reached the same level on June 21, 2013, it was perceived as high. In my opinion, investors have less to fear from rising interest rates than they do from an extended period of low rates, which some believe could result in a Japan-like deflationary economy. That said, higher interest rates do mean that bond investors are likely to see a decrease in their principal value, but they will also -- for the first time in a long time -- see an increase in the income they receive from their fixed-income investments.

Meanwhile, the June sell-off should serve as a reminder about the importance of an investment plan and the need to keep emotion out of the investment process. At USAA Asset Management Company, we believe every investor should hold a diversified portfolio that is directly tied to their goals, risk tolerance and time horizon. Diversification is important because different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. If you think you may be over-allocated to fixed-income securities or equities, you may want to reassess your investment risk and rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. I encourage you to contact a USAA advisor with any questions or for assistance in updating your investment plan.

Whatever happens in the months ahead, you can be assured that our portfolio management team will continue working on your behalf. "Taper talk" is distracting and market reaction can be extreme but at USAA Asset Management Company, we recognize that the Fed's extraordinary monetary stimulus cannot go on forever. Also, we believe the markets will find a way to manage without the Fed's quantitative easing programs, as they have for most of the last 100 years.

From all of us here, thank you for your investment.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.
o Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                1

MANAGER'S COMMENTARY                                                          2

INVESTMENT OVERVIEW                                                           4

FINANCIAL INFORMATION

    Portfolio of Investments                                                  7

    Notes to Portfolio of Investments                                        13

    Financial Statements                                                     14

    Notes to Financial Statements                                            17

EXPENSE EXAMPLE                                                              29

ADVISORY AGREEMENTS                                                          31

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2013, USAA. All rights reserved.

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

================================================================================

FUND OBJECTIVE

THE USAA NASDAQ-100 INDEX FUND (THE FUND) SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE STOCKS COMPOSING THE NASDAQ-100 INDEX. THE NASDAQ-100 INDEX REPRESENTS 100 OF THE LARGEST NONFINANCIAL STOCKS TRADED ON THE NASDAQ STOCK MARKET(R).

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest at least 80% of the Fund's assets in the common stocks of companies composing the Nasdaq-100 Index. This strategy may be changed upon 60 days' written notice to shareholders.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

--------------------------------------------------------------------------------

o HOW DID THE USAA NASDAQ-100 INDEX FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   The Fund closely tracked its benchmark, the broad-based Nasdaq-100(R) Index (the Index), for the period ended June 30, 2013. The Fund posted a return of 9.72% versus the Index, which returned 10.09% at the end of the reporting period. The Index is 100 of the largest nonfinancial companies listed on the NASDAQ and is not available for direct investment.

o  WHAT WERE THE MARKET CONDITIONS DURING THE PERIOD?

   U.S. equities performed positively during the first half of the year, outperforming other major asset classes. At the start of the year, the late deal reached in congress to avoid the "fiscal cliff" sparked a rally in the U.S. markets and was accompanied by strong economic indicators which included strong earnings, housing data, and improvements in the labor market. Despite the positive economic data, the Federal Reserve continued with easy monetary policy and announced plans to continue its asset purchasing program until a 6.5% unemployment rate threshold is met. Additionally, the European environment was less volatile than in 2012. The financial situation in Cyprus proved to be a larger issue than many anticipated, but bailout terms agreed upon by the European Union ultimately prevented another market meltdown. These terms forced the island nation to implement severe capital controls to avoid massive bank runs.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

   Refer to page 5 for benchmark definitions.

================================================================================

2  | USAA NASDAQ-100 INDEX FUND

================================================================================

   Despite trouble in Cyprus, the U.S. markets continued to perform positively into the second quarter. U.S. gross domestic product growth was slower than expected, but it was accompanied by positive economic news regarding housing and consumer spending. In May, investors began to fear that the positive economic data would cause the Federal Reserve (the Fed) to begin tapering its asset purchase program, known as "quantitative easing" (QE3), by the end of the year, resulting in a rise in bond yields. In his June 2013 comments, Fed Chairman Ben Bernanke mentioned the possibility of tapering bond purchases by the end of this year. The news sparked a widespread selloff, but the market regained some of the losses after several Federal Reserve officials made comments suggesting that tapering of the asset purchase program may not come as soon as many have feared.

o  PLEASE DESCRIBE SECTOR PERFORMANCE DURING THE PERIOD.

   The top performing sectors in the index were Health Care and Telecommunication Services, which returned 26.82% and 19.84% in the first half of the year. The weakest performers included Materials and Information Technology, which returned -6.49% and 4.71%, respectively.

o  WHAT'S THE OUTLOOK FOR THE FUND?

   We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track the Index's performance closely.

   Thank you for your investment in the Fund.

   INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

INVESTMENT OVERVIEW

USAA NASDAQ-100 INDEX FUND (THE FUND) (Ticker Symbol: USNQX)

--------------------------------------------------------------------------------
                                               6/30/13               12/31/12
--------------------------------------------------------------------------------
Net Assets                                 $349.9 Million         $309.6 Million
Net Asset Value Per Share                      $8.35                  $7.61

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/13
--------------------------------------------------------------------------------
  12/31/2012-6/30/2013*           1 Year           5 Years           10 Years
          9.72%                   12.09%            9.81%             9.13%

--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 12/31/12**
--------------------------------------------------------------------------------

                                      0.75%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

4  | USAA NASDAQ-100 INDEX FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]



                                                                USAA NASDAQ-100
                              NASDAQ-100 INDEX                     INDEX FUND
 6/30/2003                      10,000.00                          10,000.00
 7/31/2003                      10,627.51                          10,631.58
 8/31/2003                      11,164.79                          11,157.89
 9/30/2003                      10,852.99                          10,842.11
10/31/2003                      11,798.27                          11,763.16
11/30/2003                      11,866.27                          11,842.11
12/31/2003                      12,231.98                          12,184.21
 1/31/2004                      12,442.70                          12,394.74
 2/29/2004                      12,257.19                          12,184.21
 3/31/2004                      11,990.91                          11,921.05
 4/30/2004                      11,683.67                          11,605.26
 5/31/2004                      12,228.50                          12,131.58
 6/30/2004                      12,649.60                          12,552.63
 7/31/2004                      11,682.01                          11,578.95
 8/31/2004                      11,424.85                          11,315.79
 9/30/2004                      11,792.80                          11,684.21
10/31/2004                      12,411.52                          12,289.47
11/30/2004                      13,126.10                          12,973.68
12/31/2004                      13,546.38                          13,394.74
 1/31/2005                      12,699.36                          12,546.92
 2/28/2005                      12,637.91                          12,467.68
 3/31/2005                      12,400.74                          12,229.95
 4/30/2005                      11,886.09                          11,701.65
 5/31/2005                      12,914.97                          12,705.41
 6/30/2005                      12,504.56                          12,309.19
 7/31/2005                      13,440.64                          13,207.28
 8/31/2005                      13,254.56                          13,022.38
 9/30/2005                      13,421.99                          13,180.87
10/31/2005                      13,234.82                          12,995.97
11/30/2005                      14,026.44                          13,761.99
12/31/2005                      13,803.04                          13,524.26
 1/31/2006                      14,354.67                          14,078.97
 2/28/2006                      14,028.18                          13,735.58
 3/31/2006                      14,307.90                          13,999.72
 4/30/2006                      14,284.92                          13,973.31
 5/31/2006                      13,278.61                          12,969.55
 6/30/2006                      13,243.03                          12,916.72
 7/31/2006                      12,692.06                          12,388.43
 8/31/2006                      13,295.52                          12,969.55
 9/30/2006                      13,922.29                          13,550.67
10/31/2006                      14,583.88                          14,211.04
11/30/2006                      15,088.65                          14,686.50
12/31/2006                      14,807.95                          14,395.94
 1/31/2007                      15,107.89                          14,686.50
 2/28/2007                      14,862.26                          14,448.77
 3/31/2007                      14,954.73                          14,528.01
 4/30/2007                      15,762.27                          15,294.04
 5/31/2007                      16,285.04                          15,795.91
 6/30/2007                      16,336.12                          15,822.33
 7/31/2007                      16,320.53                          15,795.91
 8/31/2007                      16,814.95                          16,271.37
 9/30/2007                      17,681.45                          17,090.23
10/31/2007                      18,933.40                          18,305.30
11/30/2007                      17,683.69                          17,090.23
12/31/2007                      17,656.57                          17,037.40
 1/31/2008                      15,595.83                          15,056.30
 2/29/2008                      14,795.84                          14,263.87
 3/31/2008                      15,110.05                          14,554.43
 4/30/2008                      16,262.65                          15,663.84
 5/31/2008                      17,252.13                          16,614.76
 6/30/2008                      15,594.09                          15,003.48
 7/31/2008                      15,698.66                          15,082.72
 8/31/2008                      15,911.29                          15,294.04
 9/30/2008                      13,550.85                          12,995.97
10/31/2008                      11,344.83                          10,882.80
11/30/2008                      10,091.22                           9,667.73
12/31/2008                      10,316.12                           9,879.05
 1/31/2009                      10,050.50                           9,614.90
 2/28/2009                       9,527.15                           9,113.03
 3/31/2009                      10,554.37                          10,090.37
 4/30/2009                      11,899.78                          11,384.68
 5/31/2009                      12,267.56                          11,728.07
 6/30/2009                      12,626.55                          12,045.04
 7/31/2009                      13,707.67                          13,075.21
 8/31/2009                      13,909.60                          13,260.11
 9/30/2009                      14,715.81                          14,026.14
10/31/2009                      14,275.22                          13,577.09
11/30/2009                      15,150.35                          14,422.35
12/31/2009                      15,950.10                          15,161.96
 1/31/2010                      14,930.43                          14,184.62
 2/28/2010                      15,615.07                          14,818.57
 3/31/2010                      16,817.68                          15,954.40
 4/30/2010                      17,187.62                          16,297.79
 5/31/2010                      15,932.27                          15,109.13
 6/30/2010                      14,965.51                          14,158.21
 7/31/2010                      16,043.47                          15,188.38
 8/31/2010                      15,230.21                          14,395.94
 9/30/2010                      17,220.96                          16,271.37
10/31/2010                      18,315.43                          17,301.54
11/30/2010                      18,286.98                          17,248.71
12/31/2010                      19,163.11                          18,063.36
 1/31/2011                      19,719.96                          18,592.30
 2/28/2011                      20,337.27                          19,147.69
 3/31/2011                      20,240.00                          19,041.90
 4/30/2011                      20,808.88                          19,570.85
 5/31/2011                      20,565.90                          19,332.82
 6/30/2011                      20,165.20                          18,936.12
 7/31/2011                      20,501.13                          19,253.48
 8/31/2011                      19,478.56                          18,274.94
 9/30/2011                      18,597.54                          17,428.63
10/31/2011                      20,528.08                          19,227.03
11/30/2011                      20,008.46                          18,724.54
12/31/2011                      19,864.34                          18,587.82
 1/31/2012                      21,529.59                          20,122.60
 2/29/2012                      22,923.18                          21,430.00
 3/31/2012                      24,084.33                          22,481.60
 4/30/2012                      23,819.96                          22,225.81
 5/31/2012                      22,120.04                          20,634.19
 6/30/2012                      22,931.06                          21,373.16
 7/31/2012                      23,175.53                          21,600.53
 8/31/2012                      24,366.94                          22,680.56
 9/30/2012                      24,618.38                          22,907.93
10/31/2012                      23,302.08                          21,657.37
11/30/2012                      23,634.61                          21,970.01
12/31/2012                      23,509.56                          21,833.14
 1/31/2013                      24,135.99                          22,406.94
 2/28/2013                      24,254.16                          22,493.01
 3/31/2013                      24,979.61                          23,152.88
 4/30/2013                      25,602.80                          23,726.68
 5/31/2013                      26,499.66                          24,558.69
 6/30/2013                      25,882.02                          23,956.20

                                   [END CHART]

                          Data from 6/30/03 to 6/30/13.

The graph illustrates how a $10,000 hypothetical investment in the USAA Nasdaq-100 Index Fund closely tracks the Nasdaq-100 Index, an unmanaged modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on The Nasdaq Stock Market(R) based on market capitalization.

"Nasdaq-100(R)," "Nasdaq-100 Index(R)," and "Nasdaq(R)" are trademarks or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for our use. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. The Fund is not sponsored, sold, or promoted by The Nasdaq Stock Market, Inc., and The Nasdaq Stock Market, Inc. makes no representation regarding the advisability of investing in the Fund. Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. Indexes are unmanaged and you cannot invest directly in an index.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                                 TOP 10 HOLDINGS
                                  AS OF 6/30/13
                                (% of Net Assets)

Apple, Inc. .......................................................... 10.8%
Microsoft Corp. ......................................................  8.4%
Google, Inc. "A" .....................................................  6.9%
Oracle Corp. .........................................................  4.2%
Cisco Systems, Inc. ..................................................  3.8%
Amazon.com, Inc. .....................................................  3.7%
Intel Corp. ..........................................................  3.5%
QUALCOMM, Inc. .......................................................  3.1%
Comcast Corp. "A" ....................................................  2.6%
Gilead Sciences, Inc. ................................................  2.3%

  You will find a complete list of securities that the Fund owns on pages 7-12.

                       o SECTOR ALLOCATION* -- 6/30/2013 o

                        [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                                 59.4%
CONSUMER DISCRETIONARY                                                 17.9%
HEALTH CARE                                                            12.9%
CONSUMER STAPLES                                                        4.7%
INDUSTRIALS                                                             2.0%
TELECOMMUNICATION SERVICES                                              1.1%
MATERIALS                                                               0.4%

                                   [END CHART]

* Excludes Money Market Instruments.

Percentages are of the net assets of the Fund, and may not equal 100%.

================================================================================

6  | USAA NASDAQ-100 INDEX FUND

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMON STOCKS (98.4%)

            CONSUMER DISCRETIONARY (17.9%)
            -----------------------------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    5,935   Fossil Group, Inc.*                                         $    613
                                                                        --------
            APPAREL RETAIL (0.4%)
   22,326   Ross Stores, Inc.                                              1,447
                                                                        --------
            AUTOMOTIVE RETAIL (0.4%)
   11,221   O'Reilly Automotive, Inc.*                                     1,264
                                                                        --------
            BROADCASTING (0.7%)
   11,258   Liberty Media Corp. "A"                                        1,427
   14,878   Discovery Communications, Inc. "A"*                            1,149
                                                                        --------
                                                                           2,576
                                                                        --------
            CABLE & SATELLITE (4.5%)
  216,207   Comcast Corp. "A"                                              9,055
   56,710   DIRECTV*                                                       3,494
   14,360   Liberty Global plc "A"*                                        1,064
  647,865   Sirius XM Radio, Inc.                                          2,170
                                                                        --------
                                                                          15,783
                                                                        --------
            CASINOS & GAMING (0.4%)
   10,240   Wynn Resorts Ltd.                                              1,311
                                                                        --------
            CATALOG RETAIL (0.3%)
   50,871   Liberty Interactive Corp. "A"*                                 1,170
                                                                        --------
            CONSUMER ELECTRONICS (0.2%)
   19,932   Garmin Ltd.                                                      721
                                                                        --------
            DEPARTMENT STORES (0.1%)
   10,808   Sears Holdings Corp.*                                            455
                                                                        --------
            GENERAL MERCHANDISE STORES (0.3%)
   22,740   Dollar Tree, Inc.*                                             1,156
                                                                        --------
            HOMEFURNISHING RETAIL (0.5%)
   22,204   Bed Bath & Beyond, Inc.*                                       1,574
                                                                        --------
            INTERNET RETAIL (5.4%)
   46,226   Amazon.com, Inc.*                                             12,837
   12,481   Expedia, Inc.                                                    751

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  7

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    5,682   Netflix, Inc.*                                              $  1,199
    5,084   priceline.com, Inc.*                                           4,205
                                                                        --------
                                                                          18,992
                                                                        --------
            LEISURE PRODUCTS (0.5%)
   34,968   Mattel, Inc.                                                   1,584
                                                                        --------
            MOVIES & ENTERTAINMENT (2.3%)
  119,279   News Corp. "A"                                                 3,888
   34,630   Twenty-First Century Fox, Inc. "A"                             1,129
   44,039   Viacom, Inc. "B"                                               2,997
                                                                        --------
                                                                           8,014
                                                                        --------
            RESTAURANTS (1.4%)
   75,976   Starbucks Corp.                                                4,976
                                                                        --------
            SPECIALTY STORES (0.3%)
   67,415   Staples, Inc.                                                  1,069
                                                                        --------
            Total Consumer Discretionary                                  62,705
                                                                        --------
            CONSUMER STAPLES (4.7%)
            ----------------------
            FOOD RETAIL (0.6%)
   37,656   Whole Foods Market, Inc.                                       1,939
                                                                        --------
            HYPERMARKETS & SUPER CENTERS (1.4%)
   44,315   Costco Wholesale Corp.                                         4,900
                                                                        --------
            PACKAGED FOODS & MEAT (2.4%)
   60,388   Kraft Foods Group, Inc.                                        3,374
  181,182   Mondelez International, Inc. "A"                               5,169
                                                                        --------
                                                                           8,543
                                                                        --------
            SOFT DRINKS (0.3%)
   16,841   Monster Beverage Corp.*                                        1,023
                                                                        --------
            Total Consumer Staples                                        16,405
                                                                        --------
            HEALTH CARE (12.9%)
            ------------------
            BIOTECHNOLOGY (9.0%)
   19,808   Alexion Pharmaceuticals, Inc.*                                 1,827
   76,153   Amgen, Inc.                                                    7,513
   24,102   Biogen Idec, Inc.*                                             5,187
   42,355   Celgene Corp.*                                                 4,952
  154,882   Gilead Sciences, Inc.*                                         7,931
    9,738   Regeneron Pharmaceuticals, Inc.*                               2,190
   22,482   Vertex Pharmaceuticals, Inc.*                                  1,796
                                                                        --------
                                                                          31,396
                                                                        --------
            HEALTH CARE DISTRIBUTORS (0.2%)
    8,804   Henry Schein, Inc.*                                              843
                                                                        --------

================================================================================

8  | USAA NASDAQ-100 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            HEALTH CARE EQUIPMENT (0.6%)
    4,077   Intuitive Surgical, Inc.*                                   $  2,065
                                                                        --------
            HEALTH CARE SERVICES (1.7%)
   20,869   Catamaran Corp.*                                               1,017
   82,995   Express Scripts Holding Co.*                                   5,120
                                                                        --------
                                                                           6,137
                                                                        --------
            HEALTH CARE SUPPLIES (0.2%)
   14,513   DENTSPLY International, Inc.                                     594
                                                                        --------
            HEALTH CARE TECHNOLOGY (0.5%)
   17,490   Cerner Corp.*                                                  1,681
                                                                        --------
            LIFE SCIENCES TOOLS & SERVICES (0.4%)
   17,500   Life Technologies Corp.*                                       1,295
                                                                        --------
            PHARMACEUTICALS (0.3%)
   38,708   Mylan, Inc.*                                                   1,201
                                                                        --------
            Total Health Care                                             45,212
                                                                        --------
            INDUSTRIALS (2.0%)
            -----------------
            AIR FREIGHT & LOGISTICS (0.5%)
   16,388   C.H. Robinson Worldwide, Inc.                                    923
   20,978   Expeditors International of Washington, Inc.                     797
                                                                        --------
                                                                           1,720
                                                                        --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
   35,909   PACCAR, Inc.                                                   1,927
                                                                        --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
    8,735   Stericycle, Inc.*                                                965
                                                                        --------
            RESEARCH & CONSULTING SERVICES (0.3%)
   17,054   Verisk Analytics, Inc. "A"*                                    1,018
                                                                        --------
            TRADING COMPANIES & DISTRIBUTORS (0.4%)
   30,139   Fastenal Co.                                                   1,382
                                                                        --------
            Total Industrials                                              7,012
                                                                        --------
            INFORMATION TECHNOLOGY (59.4%)
            -----------------------------
            APPLICATION SOFTWARE (1.9%)
   50,991   Adobe Systems, Inc.*                                           2,323
   22,719   Autodesk, Inc.*                                                  771
   18,936   Citrix Systems, Inc.*                                          1,142
   30,093   Intuit, Inc.                                                   1,837
   32,193   Nuance Communications, Inc.*                                     592
                                                                        --------
                                                                           6,665
                                                                        --------

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMMUNICATIONS EQUIPMENT (7.0%)
  542,667   Cisco Systems, Inc.                                         $ 13,192
    7,983   F5 Networks, Inc.*                                               549
  175,456   QUALCOMM, Inc.(a)                                             10,717
                                                                        --------
                                                                          24,458
                                                                        --------
            COMPUTER HARDWARE (11.5%)
   95,309   Apple, Inc.(a)                                                37,750
  177,435   Dell, Inc.                                                     2,369
                                                                        --------
                                                                          40,119
                                                                        --------
            COMPUTER STORAGE & PERIPHERALS (1.7%)
   36,632   NetApp, Inc.*                                                  1,384
   24,729   SanDisk Corp.*                                                 1,511
   36,458   Seagate Technology plc                                         1,634
   23,999   Western Digital Corp.                                          1,490
                                                                        --------
                                                                           6,019
                                                                        --------
            DATA PROCESSING & OUTSOURCED SERVICES (1.7%)
   49,290   Automatic Data Processing, Inc.                                3,394
   13,577   Fiserv, Inc.*                                                  1,187
   36,977   Paychex, Inc.                                                  1,350
                                                                        --------
                                                                           5,931
                                                                        --------
            HOME ENTERTAINMENT SOFTWARE (0.5%)
  113,148   Activision Blizzard, Inc.                                      1,614
                                                                        --------
            INTERNET SOFTWARE & SERVICES (12.2%)
   18,001   Akamai Technologies, Inc.*                                       766
   27,897   Baidu, Inc. ADR*                                               2,637
  131,778   eBay, Inc.*                                                    6,815
    5,012   Equinix, Inc.*                                                   926
  177,653   Facebook, Inc. "A"*                                            4,416
   27,530   Google, Inc. "A"*                                             24,237
  109,939   Yahoo! Inc.*                                                   2,761
                                                                        --------
                                                                          42,558
                                                                        --------
            IT CONSULTING & OTHER SERVICES (0.5%)
   30,629   Cognizant Technology Solutions Corp. "A"*                      1,918
                                                                        --------
            SEMICONDUCTOR EQUIPMENT (0.8%)
  121,889   Applied Materials, Inc.                                        1,817
   16,876   KLA-Tencor Corp.                                                 941
                                                                        --------
                                                                           2,758
                                                                        --------
            SEMICONDUCTORS (7.8%)
   32,478   Altera Corp.                                                   1,071
   31,289   Analog Devices, Inc.                                           1,410
   25,033   Avago Technologies Ltd.                                          936

================================================================================

10  | USAA NASDAQ-100 INDEX FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   52,908   Broadcom Corp. "A"                                          $  1,786
  504,740   Intel Corp.                                                   12,225
   23,673   Linear Technology Corp.                                          872
   29,658   Maxim Integrated Products, Inc.                                  824
   19,897   Microchip Technology, Inc.                                       741
  104,749   Micron Technology, Inc.*                                       1,501
   58,673   NVIDIA Corp.                                                     823
  112,620   Texas Instruments, Inc.                                        3,927
   26,807   Xilinx, Inc.                                                   1,062
                                                                        --------
                                                                          27,178
                                                                        --------
            SYSTEMS SOFTWARE (13.8%)
   14,520   BMC Software, Inc.*                                              656
   45,972   CA, Inc.                                                       1,316
   19,968   Check Point Software Technologies Ltd.*                          992
  847,989   Microsoft Corp.(a)                                            29,281
  477,084   Oracle Corp.                                                  14,656
   70,814   Symantec Corp.                                                 1,591
                                                                        --------
                                                                          48,492
                                                                        --------
            Total Information Technology                                 207,710
                                                                        --------
            MATERIALS (0.4%)
            ---------------
            GOLD (0.1%)
    5,066   Randgold Resources Ltd. ADR                                      324
                                                                        --------
            SPECIALTY CHEMICALS (0.3%)
   12,231   Sigma-Aldrich Corp.                                              983
                                                                        --------
            Total Materials                                                1,307
                                                                        --------
            TELECOMMUNICATION SERVICES (1.1%)
            --------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (1.1%)
   13,000   SBA Communications Corp. "A"*                                    964
  101,428   Vodafone Group plc ADR                                         2,915
                                                                        --------
                                                                           3,879
                                                                        --------
            Total Telecommunication Services                               3,879
                                                                        --------
            Total Common Stocks (cost: $233,389)                         344,230
                                                                        --------

            MONEY MARKET INSTRUMENTS (1.6%)

            MONEY MARKET FUNDS (1.4%)
4,777,310   State Street Institutional Liquid Reserve Fund, 0.09%(b)       4,777
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

--------------------------------------------------------------------------------
PRINCIPAL                                                                 MARKET
AMOUNT                                                                     VALUE
(000)       SECURITY                                                       (000)
--------------------------------------------------------------------------------
            U.S. TREASURY BILLS (0.2%)
     $805   0.10%, 10/17/2013(c),(d)                                    $    805
                                                                        --------
            Total Money Market Instruments (cost: $5,582)                  5,582
                                                                        --------

            TOTAL INVESTMENTS (COST: $238,971)                          $349,812
                                                                        ========

--------------------------------------------------------------------------------
NUMBER OF                                              CONTRACT       UNREALIZED
CONTRACTS                               EXPIRATION       VALUE      DEPRECIATION
LONG/(SHORT)                               DATE          (000)             (000)
--------------------------------------------------------------------------------
              FUTURES (1.8%)
      110     Nasdaq-100 Mini Index       9/20/13       $6,383          $   (82)
                                                        ------          --------
              TOTAL FUTURES                             $6,383          $   (82)
                                                        ======          ========

----------------------------------------------------------------------------------------------------
($ IN 000s)                                             VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------
Common Stocks                              $344,230              $-                $-       $344,230
Money Market Instruments:
   Money Market Funds                         4,777               -                 -          4,777
   U.S. Treasury Bills                          805               -                 -            805
----------------------------------------------------------------------------------------------------
Total                                      $349,812              $-                $-       $349,812
----------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through June 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
LIABILITIES                    FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------
Futures*                                       $(82)                 $-             $-          $(82)
----------------------------------------------------------------------------------------------------
Total                                          $(82)                 $-             $-          $(82)
----------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

================================================================================

12  | USAA NASDAQ-100 INDEX FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at June 30, 2013.

   (b) Rate represents the money market fund annualized seven-day yield at June 30, 2013.

   (c) Rate represents an annualized yield at time of purchase, not coupon rate.

   (d) Securities with a value of $805,000 are segregated as collateral for initial margin requirements on open futures contracts.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  13

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $238,971)         $349,812
  Cash                                                                         9
  Receivables:
      Capital shares sold                                                    294
      Dividends and interest                                                 223
  Variation margin on futures contracts                                        4
                                                                        --------
         Total assets                                                    350,342
                                                                        --------
LIABILITIES
  Payables:
      Capital shares redeemed                                                356
  Accrued management fees                                                     58
  Accrued transfer agent's fees                                               17
  Other accrued expenses and payables                                         46
                                                                        --------
         Total liabilities                                                   477
                                                                        --------
             Net assets applicable to capital shares outstanding        $349,865
                                                                        ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                       $246,594
  Accumulated undistributed net investment income                          1,308
  Accumulated net realized loss on investments and futures transactions   (8,796)
  Net unrealized appreciation of investments and futures contracts       110,759
                                                                        --------
             Net assets applicable to capital shares outstanding        $349,865
                                                                        ========
  Capital shares outstanding, unlimited number of shares
      authorized, no par value                                            41,885
                                                                        ========
  Net asset value, redemption price, and offering price per share       $   8.35
                                                                        ========

See accompanying notes to financial statements.

================================================================================

14  | USAA NASDAQ-100 INDEX FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $1)                        $ 2,294
  Interest                                                                     2
                                                                         -------
         Total income                                                      2,296
                                                                         -------
EXPENSES
  Management fees                                                            336
  Administration and servicing fees                                          252
  Transfer agent's fees                                                      322
  Custody and accounting fees                                                 27
  Postage                                                                     11
  Shareholder reporting fees                                                  11
  Trustees' fees                                                               6
  Registration fees                                                           18
  Professional fees                                                           43
  Other                                                                       62
                                                                         -------
         Total expenses                                                    1,088
                                                                         -------
NET INVESTMENT INCOME                                                      1,208
                                                                         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS
  Net realized gain on:
      Investments                                                            381
      Futures transactions                                                   565
  Change in net unrealized appreciation/depreciation of:
      Investments                                                         28,629
      Futures contracts                                                      (46)
                                                                         -------
         Net realized and unrealized gain                                 29,529
                                                                         -------
  Increase in net assets resulting from operations                       $30,737
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  15

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2013 (unaudited), and year ended December 31,
2012

--------------------------------------------------------------------------------

                                                              6/30/2013      12/31/2012
---------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                        $  1,208        $  2,294
  Net realized gain(loss) on investments                            381          (9,726)
  Net realized gain on futures transactions                         565           1,213
  Change in net unrealized appreciation/depreciation of:
      Investments                                                28,629          44,518
      Futures contracts                                             (46)             46
                                                               ------------------------
      Increase in net assets resulting from operations           30,737          38,345
                                                               ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                               -          (2,574)
  Net realized gains                                                  -            (300)
                                                               ------------------------
      Total distributions to shareholders                             -          (2,874)
                                                               ------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                      53,103         125,505
  Reinvested dividends                                                -           2,835
  Cost of shares redeemed                                       (43,609)        (72,397)
                                                               ------------------------
      Increase in net assets from capital share transactions      9,494          55,943
                                                               ------------------------
  Net increase in net assets                                     40,231          91,414
NET ASSETS
  Beginning of period                                           309,634         218,220
                                                               ------------------------
  End of period                                                $349,865        $309,634
                                                               ========================
Accumulated undistributed net investment income:
  End of period                                                $  1,308        $    100
                                                               ========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                     6,588          16,454
  Shares issued for dividends reinvested                              -             376
  Shares redeemed                                                (5,381)         (9,517)
                                                               ------------------------
      Increase in shares outstanding                              1,207           7,313
                                                               ========================

See accompanying notes to financial statements.

================================================================================

16  | USAA NASDAQ-100 INDEX FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market. USAA Asset Management Company (the Manager), an affiliate of the Fund, has retained Northern Trust Investments (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the Nasdaq-100 Index.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  17

================================================================================

    valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

18  | USAA NASDAQ-100 INDEX FUND

================================================================================

    3. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    4. Repurchase agreements are valued at cost, which approximates market value.

    5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  19

================================================================================

       forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures

================================================================================

20  | USAA NASDAQ-100 INDEX FUND

================================================================================

    contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JUNE 30, 2013* (IN THOUSANDS)

                                    ASSET DERIVATIVES           LIABILITY DERIVATIVES
---------------------------------------------------------------------------------------
                             STATEMENT OF                     STATEMENT OF
                             ASSETS AND                       ASSETS AND
DERIVATIVES NOT ACCOUNTED    LIABILITIES                      LIABILITIES
FOR AS HEDGING INSTRUMENTS   LOCATION           FAIR VALUE    LOCATION       FAIR VALUE
---------------------------------------------------------------------------------------
Equity contracts               -                   $-         Net unrealized    $82**
                                                              depreciation of
                                                              futures contracts
---------------------------------------------------------------------------------------

     *For open derivative instruments as of June 30, 2013, see the portfolio of investments, which also is indicative of activity for the period ended June 30, 2013.

    **Includes cumulative appreciation (depreciation) of futures as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  21

================================================================================

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2013 (IN THOUSANDS)

                                                                          CHANGE IN
                                                                          UNREALIZED
                                                         REALIZED         APPRECIATION
DERIVATIVES NOT ACCOUNTED    STATEMENT OF                GAIN (LOSS)      (DEPRECIATION)
FOR AS HEDGING INSTRUMENTS   OPERATIONS LOCATION         ON DERIVATIVES   ON DERIVATIVES
----------------------------------------------------------------------------------------
Equity contracts             Net realized gain on             $565             $(46)
                             futures transactions/
                             Change in net unrealized
                             appreciation/depreciation
                             of futures contracts
----------------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

================================================================================

22  | USAA NASDAQ-100 INDEX FUND

================================================================================

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the six-month period ended June 30, 2013, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2013, the Fund paid CAPCO facility fees of $1,000, which represents 0.6% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2013, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the

================================================================================

24  | USAA NASDAQ-100 INDEX FUND

================================================================================

succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment long-term capital loss carryforwards may be more likely to expire unused.

At December 31, 2012, the Fund had no pre-enactment capital loss carryforwards and post-enactment long-term capital loss carryforwards of $384,000, for federal income tax purposes. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

For the six-month period ended June 30, 2013, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2013, were $22,402,000 and $10,795,000, respectively.

As of June 30, 2013, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2013, were $115,350,000 and $4,509,000, respectively, resulting in net unrealized appreciation of $110,841,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Board. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.20% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2013, the Fund incurred management fees, paid or payable to the Manager, of $336,000.

B. SUBADVISORY ARRANGEMENT(s) -- The Manager has entered into an investment subadvisory agreement with NTI under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $50,000 or a fee at an annual rate equal to 0.06% of the Fund's average net assets on amounts up to $100 million; 0.04% of net assets for amounts over $100 million and up to $250 million; and 0.03% of net assets for amounts over $250 million. For the six-month period ended June 30, 2013, the Manager incurred subadvisory fees, paid or payable to NTI, of $73,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets for the fiscal

================================================================================

26  | USAA NASDAQ-100 INDEX FUND

================================================================================

    year. For the six-month period ended June 30, 2013, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $252,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2013, the Fund reimbursed the Manager $5,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager had agreed, through May 1, 2013, to limit the annual expenses of the Fund to 0.78% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and would reimburse the Fund for all expenses in excess of that amount. Effective May 1, 2013, the Manager terminated this agreement.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended June 30, 2013, the Fund incurred transfer agent's fees, paid or payable to SAS, of $322,000.

F. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                SIX-MONTH
                              PERIOD ENDED
                                JUNE 30,                              YEAR ENDED DECEMBER 31,
                              -------------------------------------------------------------------------------------
                                  2013             2012          2011           2010          2009             2008
                              -------------------------------------------------------------------------------------
Net asset value at
  beginning of period         $   7.61         $   6.54      $   6.83       $   5.74      $   3.74          $  6.45
                              -------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment
    income (loss)                  .03              .05           .01            .01          (.00)(a),(b)     (.01)(a)
  Net realized and
    unrealized gain (loss)         .71             1.09           .19           1.09          2.00(a)         (2.70)(a)
                              -------------------------------------------------------------------------------------
Total from investment
  operations                       .74             1.14           .20           1.10          2.00(a)         (2.71)(a)
                              -------------------------------------------------------------------------------------
Less distributions from:
  Net investment income              -             (.06)            -           (.01)            -                -
  Realized capital gains             -             (.01)         (.49)             -             -                -
                              -------------------------------------------------------------------------------------
Total distributions                  -             (.07)         (.49)          (.01)            -                -
                              -------------------------------------------------------------------------------------
Net asset value at end
  of period                   $   8.35         $   7.61      $   6.54       $   6.83      $   5.74          $  3.74
                              =====================================================================================
Total return (%)*                 9.72            17.46          2.90          19.14         53.48           (42.02)
Net assets at end of
  period (000)                $349,865         $309,634      $218,220       $202,057      $159,254          $94,024
Ratios to average
  net assets:**
  Expenses (%)(c)                  .65(d),(e)       .71           .78           .78            .78              .78
  Expenses, excluding
    reimbursements (%)(c)          .65(d)           .75           .95          1.02           1.11             1.08
  Net investment
    income (loss) (%)              .72(d)           .80           .16           .15           (.04)            (.26)
Portfolio turnover (%)               3               10            27             5              4                7

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2013, average net assets were
    $339,331,000.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2013, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.78% of the Fund's average net assets.

================================================================================

28  | USAA NASDAQ-100 INDEX FUND

================================================================================

EXPENSE EXAMPLE

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2013, through June 30, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

                                                           EXPENSE EXAMPLE |  29

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                               EXPENSES PAID
                                 BEGINNING                ENDING               DURING PERIOD*
                               ACCOUNT VALUE           ACCOUNT VALUE         JANUARY 1, 2013 -
                              JANUARY 1, 2013          JUNE 30, 2013           JUNE 30, 2013
                              ----------------------------------------------------------------
Actual                            $1,000.00              $1,097.24                 $3.38
Hypothetical
  (5% return before expenses)      1,000.00               1,021.57                  3.26

* Expenses are equal to the Fund's annualized expense ratio of 0.65%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 9.72% for the six-month period of January 1, 2013, through June 30, 2013.

================================================================================

30  | USAA NASDAQ-100 INDEX FUND

================================================================================

ADVISORY AGREEMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund and the Subadvisory Agreement between the Manager and the Subadviser with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and Subadvisory Agreement and the Manager and the Subadviser, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and
(iii) information about the Manager's and Subadviser's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Subadvisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

================================================================================

                                                       ADVISORY AGREEMENTS |  31

================================================================================

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager and by the Subadviser. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager and the Subadviser is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement and Subadvisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance

================================================================================

32  | USAA NASDAQ-100 INDEX FUND

================================================================================

in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of senior personnel, as well as current staffing levels. The Board discussed the Manager's effectiveness in monitoring the performance of the Subadviser and its timeliness in responding to performance issues. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, pure-index retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense

================================================================================

                                                       ADVISORY AGREEMENTS |  33

================================================================================

group") and (ii) a larger group of investment companies that includes all front-end and no-load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services as well as any fee waivers or reimbursements -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also considered the level of correlation between the Nasdaq-100 Index and the Fund and the relatively low tracking error between the Fund and the index and noted that it reviews such information on a quarterly basis. The Board also noted the level and method of computing the management fee. The Board also took into account the Manager's current undertakings to maintain expense limitations for the Fund.The Trustees also took into account that the subadvisory fees under the Subadvisory Agreement are paid by the Manager. The Board also considered and discussed information about the Subadviser's fees, including the amount of management fees retained by the Manager after payment of the subadvisory fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with similar classifications/objectives as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-,

================================================================================

34  | USAA NASDAQ-100 INDEX FUND

================================================================================

three-, and five-year periods ended December 31, 2012. The Board also noted that the Fund's percentile performance ranking was in the top 25% of its performance universe for the one-year period ended December 31, 2012, and was in the top 5% of its performance universe for the three- and five-year periods ended December 31, 2012. The Trustees also noted management's discussion of the Fund's performance relative to its benchmark.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager pays the Fund's subadvisory fees and that the Manager has reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be able to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussion of the Fund's current advisory fee structure. The Board also noted that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and

================================================================================

                                                       ADVISORY AGREEMENTS |  35

================================================================================

expense reimbursement arrangements by the Manager and the fact that the Manager pays the Fund's subadvisory fees. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates' level of profitability from its relationship with the Fund, if any, is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

SUBADVISORY AGREEMENT

In approving the Fund's Subadvisory Agreement, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship;
(iii) comparisons, to the extent applicable, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

================================================================================

36  | USAA NASDAQ-100 INDEX FUND

================================================================================

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL -- The Trustees considered information provided to them regarding the services provided by the Subadviser, including information presented periodically throughout the previous year. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Trustees noted that the materials provided to them indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Trustees also noted the Subadviser's brokerage practices. The Board also considered the Subadviser's regulatory and compliance history. The Board also took into account the Subadviser's risk management processes. The Board noted that the Manager's monitoring processes of the Subadviser include:
(i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and
(iii) due diligence visits to the Subadviser.

SUBADVISER COMPENSATION -- The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Trustees noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreement were paid by the Manager. The Trustees also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. For the above reasons, the Board determined that the profitability of the Subadviser from its relationship with the Fund was not a material factor in its deliberations with respect to the consideration of the approval of the Subadvisory Agreement. For similar reasons, the Board concluded that the potential for economies of scale in the Subadviser's management of the Fund was not a material factor in considering the Subadvisory Agreement, although the Board noted that the Subadvisory Agreement contains breakpoints in its fee schedule.

================================================================================

                                                       ADVISORY AGREEMENTS |  37

================================================================================

SUBADVISORY FEES AND FUND PERFORMANCE -- The Board noted that it was reported that the subadvisory fees that the Subadviser charges the Fund are unique due to the type of fund and could not be compared to the fees that the Subadviser charges to other clients.The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. As noted above, the Board considered, among other data, the Fund's performance during the one-, three-, and five-year periods ended December 31, 2012, as compared to the Fund's respective peer group and noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser.

CONCLUSIONS -- The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage the Fund's assets in accordance with its investment objectives and policies;
(ii) the Subadviser maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on its conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

================================================================================

38  | USAA NASDAQ-100 INDEX FUND

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
         (8722)                      "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

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    37758-0813                               (C)2013, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


















                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2013

By:*     /S/ JAMES G. WHETZEL
         -----------------------------------------------------------
         Signature and Title:  JAMES G. WHETZEL, Secretary

Date:    08/22/2013
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    08/26/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/23/2013
         ------------------------------

*Print the name and title of each signing officer under his or her signature.